UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  09/30/2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       November 3,2009

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total:  $128229



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hathaway Inc C COM              084670108     3030     3000 SH       Sole                     3000
3m Co                          COM              88579Y101     5701    77252 SH       Sole                    77252
AT&T Inc.                      COM              00206R102      371    13735 SH       Sole                    13735
Automatic Data Processing      COM              053015103     5310   135125 SH       Sole                   135125
Bank Of Hawaii                 COM              062540109      208     5000 SH       Sole                     5000
Berkshire Hathaway Inc Cl B    COM              084670207     4881     1469 SH       Sole                     1469
Bp Plc Adr                     COM              055622104      729    13686 SH       Sole                    13686
Bridgehampton National Bank    COM              108035106     3451   141833 SH       Sole                   141833
Cadbury Plc Spons Adr          COM              12721E102     1547    30200 SH       Sole                    30200
Chevron Corporation            COM              166764100     1435    20368 SH       Sole                    20368
Cisco Sys Inc                  COM              17275R102      965    41000 SH       Sole                    41000
Coca-Cola                      COM              191216100      725    13500 SH       Sole                    13500
Deere & Company                COM              244199105      858    20000 SH       Sole                    20000
Diageo Plc                     COM              25243Q205     3574    58125 SH       Sole                    58125
Duke Energy                    COM              26441C105      873    55468 SH       Sole                    55468
Ei Dupont De Nemours & Co      COM              263534109      427    13286 SH       Sole                    13286
Emerson Elec Co                COM              291011104     5092   127040 SH       Sole                   127040
Exxon Mobil Corp               COM              30231G102     4682    68240 SH       Sole                    68240
Factset Research Sys           COM              303075105     4494    67850 SH       Sole                    67850
Fpl Group Inc.                 COM              302571104      221     4000 SH       Sole                     4000
General Elec Co                COM              369604103     5181   315513 SH       Sole                   315513
Google Inc. Cl A               COM              38259P508     3754     7570 SH       Sole                     7570
Heineken Holding               COM              N39338194      406    10125 SH       Sole                    10125
Heinz H J Co                   COM              423074103     1575    39625 SH       Sole                    39625
Hewlett Packard                COM              428236103      878    18600 SH       Sole                    18600
Intel Corp.                    COM              458140100      618    31600 SH       Sole                    31600
International Business Machine COM              459200101     4607    38521 SH       Sole                    38521
Johnson & Johnson              COM              478160104     4868    79952 SH       Sole                    79952
Kraft Foods Inc Class A        COM              50075N104     1654    62950 SH       Sole                    62950
L 3 Communications Hldg Corp   COM              502424104     4026    50130 SH       Sole                    50130
Laboratory Amer Hldgs Com New  COM              50540R409     1091    16600 SH       Sole                    16600
Medtronic Inc.                 COM              585055106     4057   110240 SH       Sole                   110240
Nestle Sa                      COM              641069406     4692   109903 SH       Sole                   109903
Norfolk Southern Corp.         COM              655844108      560    13000 SH       Sole                    13000
Pepsico Inc.                   COM              713448108     3841    65477 SH       Sole                    65477
Pfizer Inc.                    COM              717081103      228    13800 SH       Sole                    13800
Philip Morris Intl Inc Com     COM              718172109      556    11400 SH       Sole                    11400
Plum Creek Timber Co.          COM              729251108      306    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     6583   113661 SH       Sole                   113661
Proshares Tr Pshs Shrt S&P500  COM              74347R503      360     6400 SH       Sole                     6400
Royal Dutch Shell Plc Spons Ad COM              780259206      458     8000 SH       Sole                     8000
Schlumberger                   COM              806857108     4820    80880 SH       Sole                    80880
Staples Inc.                   COM              855030102     5639   242851 SH       Sole                   242851
Stryker Corp                   COM              863667101     3495    76925 SH       Sole                    76925
Target Corp                    COM              87612E106     4023    86190 SH       Sole                    86190
Tesco PLC Ord                  COM              G87621101       73    11400 SH       Sole                    11400
Verizon Communications         COM              92343V104      349    11539 SH       Sole                    11539
Walgreen Co.                   COM              931422109     5614   149820 SH       Sole                   149820
Wyeth                          COM              983024100     1136    23374 SH       Sole                    23374
XTO Energy Inc.                COM              98385X106     3953    95660 SH       Sole                    95660
Money Mkt Obligs Tr Autcash Mg                                 253 253456.640 SH     Sole               253456.640